Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 17, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 17, 2012
Prospectus Date	rr_ProspectusDate	May 25, 2012

MainStay Balanced Fund (Prospectus Summary): | MainStay Balanced Fund
MainStay Balanced Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund

Supplement dated December 17, 2012 (“Supplement”) to the

Summary Prospectus and Prospectus, each dated May 25, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Balanced Fund (the “Fund”), a series of MainStay Funds Trust (“Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Principal Investment Strategy Change

The last paragraph of the Equity Investment Process section of the Summary Prospectus and Prospectus is changed to read as follows:

The Fund seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 25, 2012
MainStay Balanced Fund (Prospectus Summary): | MainStay Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Balanced Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund

Supplement dated December 17, 2012 (“Supplement”) to the

Summary Prospectus and Prospectus, each dated May 25, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Balanced Fund (the “Fund”), a series of MainStay Funds Trust (“Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy Change
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The last paragraph of the Equity Investment Process section of the Summary Prospectus and Prospectus is changed to read as follows:

The Fund seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.